CAPITAL AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
CAPITAL AND FINANCIAL RISK MANAGEMENT
CAPITAL AND FINANCIAL RISK MANAGEMENT

11.           CAPITAL AND FINANCIAL RISK MANAGEMENT

The Company manages its capital to ensure that it will be able to continue to meet its financial and operational strategies and obligations, while maximizing the return to shareholders through the optimization of debt and equity financing. The Board of Directors has established a number of quantitative measures related to the management of capital. Management continuously monitors its capital position and periodically reports to the Board of Directors.

The Company’s operations are sensitive to changes in commodity prices, foreign exchange and interest rates. The Company manages its exposure to changes in currency exchange rates and energy prices by periodically entering into derivative contracts in accordance with the formal risk management policy approved by the Company’s Board of Directors. The Company’s practice is to not hedge metal sales. However, in certain circumstances the Company may use derivative contracts to hedge against the risk of falling prices for a portion of its forecasted metal sales. The Company may also assume derivative contracts as part of a business acquisition or they may be required under financing arrangements.

All of the Company’s hedges are cash flow hedges. The Company applies hedge accounting whenever hedging relationships exist and have been documented.

i.      Capital management

The Company’s objectives when managing capital are to:

•	Ensure the Company has sufficient cash available to support the mining, exploration, and other areas of the business in any gold price environment;
•	Ensure the Company has the capital and capacity to support a long-term growth strategy;
•	Provide investors with a superior rate of return on their invested capital;
•	Ensure compliance with all bank covenant ratios; and
•	Minimize counterparty credit risk.

Kinross adjusts its capital structure based on changes in forecasted economic conditions and based on its long-term strategic business plan. Kinross has the ability to adjust its capital structure by issuing new equity, drawing on existing credit facilities, issuing new debt, and by selling or acquiring assets. Kinross can also control how much capital is returned to shareholders through dividends and share buybacks.

The Company is not subject to any externally imposed capital requirements.

The Company’s quantitative capital management objectives are largely driven by the requirements under its debt agreements as well as a target total debt to total debt and common shareholders’ equity ratio as noted in the table below:

	December 31,	December 31,
	2020	2019
Long-term debt and credit facilities	$1,424.2	$1,837.4
Current portion of long-term debt and credit facilities	499.7	—
Total debt	$1,923.9	$1,837.4
Common shareholders' equity	$6,596.5	$5,318.5
Total debt / total debt and common shareholders' equity ratio	22.6%	25.7%
Company target	0 - 30%	0 – 30%

ii.      Gold and silver price risk management

In order to manage short-term metal price risk, the Company may enter into derivative contracts in relation to metal sales that it believes are highly likely to occur within a given quarter. No such contracts were outstanding at December 31, 2020 or December 31, 2019.

iii.     Currency risk management

The Company is primarily exposed to currency fluctuations relative to the U.S. dollar on expenditures that are denominated in Canadian dollars, Brazilian reais, Chilean pesos, Russian roubles, Mauritanian ouguiya and Ghanaian cedi. This risk is reduced, from time to time, through the use of foreign currency hedging contracts to lock in the exchange rates on future non-U.S. denominated currency cash outflows. The Company has entered into hedging contracts to purchase Canadian dollars, Brazilian reais, and Russian roubles as part of this risk management strategy. The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. The Company may from time to time manage the exposure on the net monetary items.

At December 31, 2020, with other variables unchanged, the following represents the effect of movements in foreign exchange rates on the Company's net working capital, on earnings before taxes from a 10% change in the exchange rate of the U.S. dollar against the Canadian dollar, Brazilian real, Chilean peso, Russian rouble, Mauritanian ouguiya, Ghanaian cedi and other foreign currencies.

		10% strengthening in	10% weakening in
		U.S. dollar	U.S. dollar
	Foreign currency net	Effect on earnings before	Effect on earnings before
	working capital	taxes, gain (loss)(a)	taxes, gain (loss)(a)
Canadian dollar	$(43.7)	$4.0	$(4.9)
Brazilian real	$(158.9)	$14.4	$(17.7)
Chilean peso	$(13.4)	$1.2	$(1.5)
Russian rouble	$33.5	$(3.0)	$3.7
Mauritanian ouguiya	$3.0	$(0.3)	$0.3
Ghanaian cedi	$9.2	$(0.8)	$1.0
Other(b)	$(1.7)	$0.2	$(0.2)

(a)

As described in Note 3ii, the Company translates its monetary assets and liabilities into U.S. dollars at the rates of exchange at the consolidated balance sheet dates. Gains and losses on translation of foreign currencies are included in earnings.

(b)	Includes Euro, British pound, Australian dollar and South African rand.

At December 31, 2020, with other variables unchanged, the following represents the effect of the Company’s foreign currency hedging contracts on OCI before taxes from a 10% change in the exchange rate of the U.S. dollar against the Canadian dollar, Brazilian real and Russian rouble.

	10% strengthening in	10% weakening in
	U.S. dollar	U.S. dollar
	Effect on OCI before	Effect on OCI before
	taxes, (loss)(a)	taxes, gain(a)
Canadian dollar	$(3.6)	$4.5
Brazilian real	$(10.1)	$11.8
Russian rouble	$(4.8)	$6.4

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

iv.      Energy price risk

The Company is exposed to changes in energy prices through its consumption of diesel and other fuels, and the price of electricity in some electricity supply contracts. The Company entered into energy swap contracts that partially protect against the risk of fuel price increases. Fuel is consumed in the operation of mobile equipment and electricity generation.

At December 31, 2020, with other variables unchanged, the following represents the effect of the Company’s energy swap contracts on OCI before taxes from a 10% change in WTI oil prices.

	10% increase in	10% decrease in
	price	price
	Effect on OCI before	Effect on OCI before
	taxes, gain(a)	taxes, (loss)(a)
WTI oil	$11.4	$(11.3)

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

v.      Liquidity risk

The Company manages liquidity risk by maintaining adequate cash and cash equivalent balances (December 31, 2020 - $1,210.9 million in aggregate), by utilizing its lines of credit and by monitoring developments in the capital markets. The Company continuously monitors and reviews both actual and forecasted cash flows. The contractual cash flow requirements for financial liabilities at December 31, 2020 are as follows:

		2021	2022-2025	2026+
	Total	Within 1 year (b)	2 to 5 years	More than 5 years
Long-term debt (a)	$2,640.0	$604.5	$870.9	$1,164.6

(a)	Includes the full face value of the senior notes , drawdowns on the revolving credit facility, Tasiast loan, and estimated interest.
(b)	Represents interest on the senior notes, revolving credit facility and Tasiast loan, due within the next 12 months.

vi.      Credit risk management

Credit risk relates to cash and cash equivalents, accounts receivable and derivative contracts and arises from the possibility that any counterparty to an instrument fails to perform. The Company generally transacts with highly-rated counterparties and a limit on contingent exposure has been established for counterparties based on their credit ratings. As at December 31, 2020, the Company’s maximum exposure to credit risk was the carrying value of cash and cash equivalents, restricted cash, accounts receivable, and derivative assets.